Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Foreign currency exchange translation loss	$ 9,044	$ 973	$ 12,865	$ 7,215